Leases (Details) - Schedule of future minimum lease payment operating leases	Jul. 31, 2022 USD ($)
Schedule Of Future Minimum Lease Payment Operating Leases Abstract
2023	$ 777,464
2024	650,734
2025	603,439
2026	431,377
2027	176,771
Total:	$ 2,639,785